Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fuzhou Fumao
Disposal of ownership, percentage		47.00%
Zhongrun
Acquisition of ownership percentage	75.00%
Youyou
Acquisition of ownership percentage	60.00%
Chuangying
Acquisition of ownership percentage	100.00%